Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 10—BUSINESS COMBINATIONS

Appliances Connection

On October 20, 2020, the Company entered into a securities purchase agreement, which was amended on December 8, 2020 and April 6, 2021 (as amended, the “AC Purchase Agreement”), with ACI, Appliances Connection and the sellers (the “Sellers”), pursuant to which ACI agreed to acquire all of the issued and outstanding capital stock or other equity securities of Appliances Connection from the Sellers (the “AC Acquisition”). The AC Acquisition was completed on June 2, 2021.

AC is one of the leading e-commerce retailers of household appliances and carries many household name brands, including Bosch, Cafe, Frigidaire Pro, Whirlpool, LG, and Samsung, and also carries many major luxury appliance brands such as Miele, Thermador, La Cornue, Dacor, Ilve, Wolf, Jenn-Air, Viking among others. The completion of the AC acquisition accelerates the Company’s long-term vision that changes the way Americans shop for appliances.

The aggregate purchase price was $224.7 million, consisting of (i) $180.0 million in cash, (ii) 5,895,973 shares of the Company’s common stock valued at $12.3 million, and (iii) $32.4 million as a result of the post-closing net working capital adjustment provision. The Company recorded $0.9 million in acquisition-related expenses.

The Company accounted for the AC Acquisition using the acquisition method of accounting in accordance with ASC Topic 805, “Business Combinations”. In accordance with ASC 805, the Company assigned fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date.

The purchase price was allocated as follows (in thousands):

Purchase consideration at fair value:

Cash consideration	$180,000
Common stock	12,264
Working capital adjustment	32,411

Total consideration	$224,675

Assets acquired and liabilities assumed at fair value:

Cash	$5,897
Receivables	17,141
Vendor deposits	15,000
Merchandise inventory	21,634
Prepaid expenses and other current assets	2,194
Property and equipment	1,891
Right-of-use operating lease assets	1,834
Customer relationships	23,399
Tradenames	25,567
Goodwill	185,720
Accounts payable and accrued expenses	(45,715)
Customer deposits	(17,536)
Notes payable	(1,527)
Finance lease liabilities	(215)
Right-of-use operating lease liabilities	(1,834)
Net deferred tax liabilities	(8,775)

Net assets acquired	$224,675

The adjustments to the initial allocation are based on more detailed information obtained about the specific assets acquired and liabilities assumed. The adjustments made to the initial allocation did not result in material changes to the amortization expense recorded in the previous quarters.

We are amortizing the customer relationship and tradename intangible assets acquired over 5 years. The goodwill consists largely of the synergies expected from combining operations and is not deductible for tax purposes.

From the date of acquisition until December 31, 2021, Appliances Connection contributed net sales of $297.9 million and net income from continuing operations of $14.9 million, which are included in our consolidated statements of operations.

Appliance Gallery

On July 6, 2021, AC Gallery entered into an asset purchase agreement, which was amended on July 21, 2021 and July 29, 2021 (as amended, the “AG Purchase Agreement”), with Appliance Gallery, pursuant to which AC Gallery agreed to acquire substantially all the assets and assumed substantially all the liabilities of Appliance Gallery (the “AG Acquisition”). The AG Acquisition was completed on July 29, 2021.

Pursuant to the AG Purchase Agreement, the purchase price paid at closing was $1.4 million.

The Company accounted for the Gallery Acquisition using the acquisition method of accounting in accordance with ASC Topic 805, “Business Combinations”. In accordance with ASC 805, the Company assigned fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date.

The purchase price was allocated as follows (in thousands):

Purchase consideration at fair value:

Cash consideration	$1,420

Total consideration	$1,420

Assets acquired and liabilities assumed at fair value:

Merchandise inventory	$483
Prepaid expenses and other current assets	6
Property and equipment	19
Goodwill	1,168
Customer deposits	(256)

Net assets acquired	$1,420

Goodwill recognized for this transaction is deductible for tax purposes.

From the date of acquisition until December 31, 2021, Appliance Gallery contributed net sales of $0.2 million and net income from continuing operations of $0.2 million, which are included in our consolidated statements of operations.

Pro Forma Information

The following unaudited pro forma results presented below (in thousands) include the effects of the AC and AG Acquisitions as if they had been consummated as of January 1, 2021, with adjustments to give effect to pro forma events that are directly attributable to the acquisitions.

December 31,
2021

Net sales	$525,152
Net income	$12,658
Earnings per share:
Basic and diluted	$9.81

These unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations would have been if the acquisitions had occurred at the beginning of the period presented, nor are they indicative of future results of operations.